ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 259,002	$ 189,069
Wages payable	135,156	70,584
Accrued liabilities	215,710	104,551
Other liabilities	62,635	50,469
Total accounts payable and accrued liabilities	$ 672,503	$ 414,673